Fair Value Measurements - Additional Information (Detail) $ in Millions	5 Months Ended
	Dec. 31, 2020 USD ($)	Aug. 14, 2021	Mar. 31, 2021
Warrant [Member]
Fair Value Disclosures [Line Items]
Transfers out of level 3	$ 17.0
Measurement Input, Expected Dividend Rate [Member]
Fair Value Disclosures [Line Items]
Warrants and rights outstanding, measurement input		0	0